Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

Note 11: Subsequent Events

On January 12, 2012 Matt Mankins resigned from the board of directors. On January 12, 2012, the Company’s board of directors appointed Mark S. Dailey as a member of the board of directors.

Pursuant to the Company’s 2010 Employee Stock Incentive Plan, on January 23, 2012, the Company granted 683,000 stock options at an exercise price of $1.59 per share that vest equally over four years and expire January 22, 2022. Also on January 23, 2012, a Board resolution calling for an annual stipend of $10,000 for each independent director was approved.